BUSINESS ACQUISITIONS AND GOODWILL - Balance Sheet of Capstone Subsequent to Investment (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 23, 2017	Dec. 31, 2018		Dec. 31, 2017
Current assets
Cash		$ 18,651		$ 9,093
Total assets		1,004,840		715,872
Current liabilities
Accounts payable and accrued liabilities		154,838		104,812
Borrowings, current		14,389		14,979
Current liabilities		176,555		143,438
Plus: remaining non-controlling interest		$ 421	[1]	$ 15	[2]
Capstone
Current assets
Cash	$ 5,066
Other assets	578
Total assets	5,644
Current liabilities
Accounts payable and accrued liabilities	20
Borrowings, current	559
Current liabilities	579
Cash consideration transferred	5,050
Plus: remaining non-controlling interest	15
Fair value of net assets	$ 5,065

[1]	As part of the acquisition of Polyair Inter Pack Inc. (“Polyair”), on August 3, 2018, the Company indirectly obtained a controlling 50.1% interest in the Polyair subsidiary GPCP Inc. Refer to Note 17 for additional information.
[2]	Refers to the purchase by the Company of 99.7% of the shares in Capstone Polyweave Private Limited, a newly-formed enterprise in India (d/b/a "Capstone"), on June 23, 2017. As of December 31, 2018, the Company held a 55% controlling ownership stake in Capstone while the minority shareholders held a 45% non-controlling interest in Capstone. Refer to Note 17 for additional information.